Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
d.	Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2016, 2017 and 2018, are as follows:

	2016		2017		2018
Commercial revenues:
Especialistas en Alta Cocina, S.A. de C.V. (Independent Director)	Ps.	18,374	Ps.	28,093	Ps.	32,236
Mayo 13, S.A. de C.V. (Independent Director)	Ps.	5,341	Ps.	10,042	Ps.	9,443
Otayconnect, S. de R.L. de C.V. (Shareholder)	Ps.	—	Ps.	—	Ps.	300
Promotora Cabo Real, S.A. de C.V. (Shareholder)	Ps.	22,125	Ps.	22,225	Ps.	21,059
Santanem, S.A. de C.V. (Shareholder)	Ps.	176	Ps.	—	Ps.	—

	2016		2017		2018
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)		5,238	Ps.	14,637	Ps.	8,896
Otayconnect, S. de R.L. de C.V. (Shareholder)	Ps.	—	Ps.	—	Ps.	477

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors
e.	The total amounts paid to key management personnel or directors, for the years ended at December 31, 2016, 2017 and 2018 were as follows:

	2016		2017		2018
Management	Ps.	27,704	Ps.	28,587	Ps.	28,961
Independent directors (7)	Ps.	5,779	Ps.	6,205	Ps.	8,140

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.	Accounts receivable (payable) with other related parties that are in the consolidated statement of financial position as of December 31, 2016, 2017 and 2018, are integrated as follows:

	2016		2017		2018
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V.(Independent adviser)	Ps.	891	Ps.	—	Ps.	93
Mayo 13, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	417	Ps.	—
OTV (Shareholder)	Ps.	6,150	Ps.	5,950	Ps.	—

	2016		2017		2018
Accounts payable:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	(1,125)	Ps.	(3,777)	Ps.	(7,698)
OTV (Shareholder)	Ps.	—	Ps.	—	Ps.	(465)

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, carried out in the ordinary course of business, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2016		2017		2018
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	301,820	Ps.	357,451	Ps.	411,477
Services received	Ps.	2,260	Ps.	—	Ps.	—

Otay Tijuana Venture LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties	Transactions in the normal course of business were as it follows:
	2016		2017		2018
Non-airport access rights	Ps.	33,138	Ps.	43,973	Ps.	3,737